Plan of arrangement and discontinued operations (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Exploration	$ 239	$ 1,366	$ 3,502
General and administrative	19	84	188
Depreciation	4	15	22
Foreign exchange gain	(86)	0	(1)
Net loss from discontinued operations	$ 176	$ 1,465	$ 3,711